Related-Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended																											1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Tibetan Yingli USD ($)	Dec. 31, 2014 Tibetan Yingli CNY	Dec. 31, 2013 Tibetan Yingli CNY	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2014 Subsidiaries of Yingli Group USD ($)	Dec. 31, 2014 Subsidiaries of Yingli Group CNY	Dec. 31, 2013 Subsidiaries of Yingli Group CNY	Dec. 31, 2012 Subsidiaries of Yingli Group CNY	Dec. 31, 2011 Subsidiaries of Yingli Group CNY	Dec. 31, 2014 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary USD ($)	Dec. 31, 2014 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2013 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2012 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2014 Entity whose equity shareholder is a noncontrolling interest holder of the company's subsidiary USD ($)	Dec. 31, 2014 Entity whose equity shareholder is a noncontrolling interest holder of the company's subsidiary CNY	Dec. 31, 2013 Entity whose equity shareholder is a noncontrolling interest holder of the company's subsidiary CNY	Dec. 31, 2014 Affiliate USD ($)	Dec. 31, 2014 Affiliate CNY	Dec. 31, 2013 Affiliate CNY	Dec. 31, 2012 Affiliate CNY	Dec. 31, 2013 Yingli Lixian CNY	Dec. 31, 2012 Yingli Lixian CNY	Dec. 31, 2012 Cyber Power CNY	Aug. 31, 2013 Yingli China CNY	Dec. 31, 2014 Yingli Group USD ($) MW item	Dec. 31, 2014 Yingli Group CNY	Dec. 31, 2013 Yingli Group CNY	Dec. 31, 2014 Tianjin Yingli Bubalus Logistics Co, Ltd. TJ international Trading USD ($)	Dec. 31, 2014 Tianjin Yingli Bubalus Logistics Co, Ltd. TJ international Trading CNY	Dec. 31, 2014 Tianjin Yingli Bubalus Logistics Co, Ltd. Yingli Shuntong International Freight Agency Co Ltd USD ($)	Dec. 31, 2014 Tianjin Yingli Bubalus Logistics Co, Ltd. Yingli Shuntong International Freight Agency Co Ltd CNY
Related-Party Transactions
Sales of products to related parties	$ 70,117	435,046	896,881	452,268
Purchase of raw materials and services from related parties	134,386	833,813	1,187,857	1,144,343																									133,086	825,748
Purchase of raw materials from related parties									94,694	587,538	978,826	854,822		0	0	12	728	2,470	15,325	17,648
Purchase of services from related parties									37,222	230,950	191,371	288,793
Accounts receivable from related parties	42,709	264,995	448,830
Prepayments for materials to related party suppliers	5,439	33,746	157,362
Other amounts due from related parties	54,052	335,371	45,759
Total due from related parties	102,200	634,112	651,951
Long-term portion of amounts due from related party	5,157	32,000	32,000
Prepayments for construction of property, plant and equipment to related party suppliers	23,284	144,467	26,458
Total other due from related parties	23,284	144,467	26,458
Amounts due to related parties	(157,061)	(974,501)	(457,838)
Total due to related parties	(157,061)	(974,501)	(457,838)																										(70,307)	(436,227)
Due to Related Parties, Noncurrent	(45,231)	(280,640)	(246,752)
Sales of products to related parties	55,379	343,602	724,252	368,025	2,384	14,793	9,961	10,454	43,222	268,177	601,652	128,621		928	5,756	97,772	198,805				13,059	81,023	187,496	114,388
Equity interest (as a percent)																					27.66%	27.66%	27.66%	27.66%
Term of loan facility											1 year	1 year	1 year
Principal amount									6,447	40,000	25,000	50,000	100,000
Interest rate (as a percent)									6.00%	6.00%	6.00%	5.40%	7.22%
Collected amount from repayment of loans made to related parties			165,000						1,612	10,000	65,000
Extended term of loan facility												1 year
Deposit for guarantee																									7,510	4,490	10,000	10,000
Number of project assets built by related party																													23	23
Capacity of project assets built by related party																													222.4	222.4
Consideration received from related party for divestiture of interest in subsidiary																																21,624	134,167	2,005	12,439
Gain on divestiture of interest in subsidiary in transaction with related party																																3,589	22,271	269	1,672
Assets pledged against related party borrowing																													26,271	163,000
Related party borrowings collateralized by entity assets																													26,271	163,000
Related party guarantee amount																													232,735	1,444,030
Related party lease payable																													$ 45,231	280,640	246,752